Debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Debt

NOTE 15. DEBT

The Federal Income Law applicable to PEMEX as of January 1, 2017, published in the Official Gazette of the Federation on November 17, 2016, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 28,000,000 and an external net debt up to U.S. $7,100,000. PEMEX can incur additional internal or external debt, as long as the total amount of net debt (Ps. 150,000,000 equivalent to U.S. $8,055,900) does not exceed the ceiling established by the Federal Income Law.

On July 8, 2016, the Board of Directors of Petróleos Mexicanos approved policies and general requirements for obligations that constitute public debt of Petróleos Mexicanos and Subsidiary Entities, in accordance with Article 106 section I of the Petroleos Mexicanos Law.

Subsequently, the Board of Directors of PEMEX, approved the debt program for fiscal year 2017 in accordance with Article 13 section XXVI of the Petróleos Mexicanos Law.

During the period from January 1 to December 31, 2017, PEMEX participated in the following financing activities:

a.	On February 14, 2017, Petróleos Mexicanos issued € 4,250,000 of debt securities under its Medium-Term Notes Program, Series C in three tranches: (i) € 1,750,000 of its 2.50% Notes due August 2021;(ii) € 1,250,000 of its 3.75% Notes due February 2024; and (iii) € 1,250,000 of its 4.875% Notes due February 2028.

b.	On April 6, 2017, Petróleos Mexicanos executed a U.S. $132,000, non-revolving bilateral credit line from Banco Mercantil del Norte, S.A., Institución de Banca Múltiple, Grupo Financiero Banorte, due on April 6, 2024, which bears a fixed interest rate of 5.25%.

c.	On May 15, 2017, Petróleos Mexicanos entered into a simple credit line in the amount of U.S. $400,000 at a floating interest rate linked to LIBOR plus 165 basis points, due May 2020 and was used in two tranches of U.S. $200,000 (on May 24, 2017 and July 14, 2017, respectively).

d.	On June 16, 2017, Petróleos Mexicanos increased its Medium-Term Notes Program, Series C, from U.S. $72,000,000 to U.S. $92,000,000.

e.	On July 17, 2017, Petróleos Mexicanos entered into a revolving credit facility in the amount of U.S. $1,950,000 and matures in 2020.

f.	On July 18, 2017, Petróleos Mexicanos issued under its U.S.$92,000,000 Medium-Term Notes Program, Series C: (i) U.S. $2,500,000 of its 6.500% Notes due 2027; and (ii) U.S. $2,500,000 of its 6.75% Bonds due 2047.

g.	On July 21, 2017, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased U.S. $922,485 aggregate principal amount of its outstanding 5.750% Notes due 2018, U.S. $644,374 aggregate principal amount of its outstanding 3.500% Notes due 2018 and U.S. $172,591 aggregate principal amount of its outstanding 3.125% Notes due 2019.

h.	On November 16, 2017, Petróleos Mexicanos issued £ 450,000 at a rate interest of its 3.750% Notes due 2025 under its U.S.$92,000,000 Medium-Term Notes Program, Series C.

i.	On December 15, 2017, AGRO refinanced a credit line for U.S. $390,000, prepaying U.S. $140,000 and entering into a new credit line for the outstanding U.S. $250,000, which bears interest at a floating rate linked to LIBOR plus 250 basis points on a quarterly basis and matures on June 29, 2018.

j.	On December 18, 2017, Petróleos Mexicanos entered into a bilateral credit line facility in the amount of U.S. $200,000, which bears interest at a floating rate linked to LIBOR plus 165 basis points and matures on December 18, 2020.

k.	On December 21, 2017, Petróleos Mexicanos borrowed U.S. $300,000 from a bilateral credit line which bears interest at a floating rate linked to LIBOR plus 175 basis points, which matures on December 21, 2022.

All the financing activities were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

From January 1 to December 31, 2017, PMI HBV obtained U.S. $15,141,500 in financing from its revolving credit line and repaid U.S. $14,914,000. As of December 31, 2017, the outstanding amount under this revolving credit line was U.S. $227,500.

As of December 31, 2017, Petróleos Mexicanos had U.S. $6,700,000 and Ps. 23,500,000 in available credit lines in order to ensure liquidity. The available amounts are U.S. $5,400,000 and Ps. 23,500,000, respectively.

The Federal Income Law that was applicable to PEMEX as of January 1, 2016, published in the Official Gazette of the Federation on November 18, 2015, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 110,500,000 and an external net debt up to U.S. $8,500,000. PEMEX was entitled to incur additional internal or external debt, as long as the total amount of net debt (Ps.240,550,000 equivalent to U.S. $15,722,000) did not exceed the ceiling established by the Federal Income Law.

On November 18, 2014, the Board of Directors of Petróleos Mexicanos approved policies and general requirements for obligations that constitute public debt of Petróleos Mexicanos and Subsidiary Entities, in accordance with the Article 107 of the Petroleos Mexicanos Law.

Subsequently, the Board of Directors of PEMEX, approved the debt program for fiscal year 2016 in accordance with Article 13 section XXVI of the Petróleos Mexicanos Law.

During 2016, PEMEX participated in the following financing activities:

a.	On January 25, 2016, Petróleos Mexicanos increased its Medium-Term Notes Program from U.S. $52,000,000 to U.S. $62,000,000.

b.	On February 4, 2016, Petróleos Mexicanos issued U.S. $5,000,000 of debt securities under its Medium-Term Notes Program, Series C, in three tranches: (i) U.S. $750,000 of its 5.500% Notes due February 2019; (ii) U.S. $1,250,000 of its 6.375% Notes due February 2021; and (iii) U.S. $3,000,000 of its 6.875% Notes due August 2026. All debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

c.	On February 5, 2016, Petróleos Mexicanos obtained a loan from a line of credit for Ps. 7,000,000,000 bearing interest at a floating rate linked to the TIIE, plus 0.55%, and matured on January 2017.

d.	On March 15, 2016, Petróleos Mexicanos issued €2,250,000 of debt securities U.S. $62,000,000 Medium-Term Notes Program, Series C in two tranches: (i) €1,350,000 of its 3.750% Notes due to March 2019 and (ii) €900,000 of its 5.125% Notes due to March 2023. All debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

e.	On March 17, 2016, Petróleos Mexicanos borrowed Ps. 2,000,000 from a credit line at a floating rate linked to TIIE and matured on March 2017.

f.	On March 17, 2016, Petróleos Mexicanos borrowed Ps. 3,300,000 from a credit line at a floating rate linked to TIIE and matured on March 2017.

g.	On March 23, 2016, Petróleos Mexicanos issued Ps. 5,000,000 of Certificados Bursátiles due to October 2019 at a floating rate linked to TIIE. As of December 31, 2016, all debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

h.	On March 28, 2016, Petróleos Mexicanos borrowed Ps. 9,700,000 from a credit line at a floating rate linked to TIIE, and matured on March 2017.

i.	On April 19, 2016, Petróleos Mexicanos borrowed €500,000 from a credit line at fixed rate of 5.11%, which matures on March 2023.

j.	On May 31, 2016, Petróleos Mexicanos obtained a U.S. $300,000 bilateral credit line from Export Development Canada (EDC), due on May 2021, which bears interest at a floating rate linked to LIBOR.

k.	On June 14, 2016, Petróleos Mexicanos issued CHF 375,000 of debt securities under its Medium-Term Notes Program, Series C, in two tranches: (1) CHF 225,000 of its 1.50% Notes due to June 2018 and (2) CHF 150,000 of its 2.35% Notes due to December 2021. The Notes are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

l.	On June 17, 2016, Pemex Exploration and Production obtained approximately U.S. $1,100,000 in connection with the sale and leaseback of certain infrastructure assets used for oil and gas activities (see Note 12-g). As part of this transaction, Pemex Exploration and Production entered into a 15-year financial lease agreement, which will last for the greater part of the economic life of the asset, at a fixed rate of 8.38%, pursuant to which Pemex Exploration and Production will retain the operation of these assets and the title and ownership of such assets will revert to Pemex Exploration and Production at the end of this period following payment of an agreed price. This transaction was recognized as a financing activity due to the fact that PEMEX retained all of the risks and benefits associated with ownership of the asset and substantially all of the operating rights of the asset.

m.	On July 8, 2016, Pemex Industrial Transformation obtained approximately U.S. $600,000 in connection with the sale and leaseback of a plant located in the Madero Refinery. As part of this transaction, Pemex Industrial Transformation entered into a 20-year financial lease agreement pursuant to which Pemex Industrial Transformation will retain the operation of the plant and title and ownership will revert to Pemex Industrial Transformation at the end of this period following payment of an agreed price. This transaction was recognized as a financing activity due to the fact that Pemex Industrial Transformation retained all of the risks and benefits associated with ownership of the asset and substantially all of the operating rights of the asset.

n.	On July 26, 2016, Petróleos Mexicanos issued ¥80,000,000 Bonds at 0.54% due July 2026. The Bonds are guaranteed by the Japan Bank for International Cooperation.

o.

On September 21, 2016, Petróleos Mexicanos issued U.S. $4,000,000 aggregate principal amount of debt securities under its U.S. $62,000,000 Medium-Term Notes Program, Series C, in two tranches: (i) U.S. $2,000,000 of its 4.625% Notes due to September 2023 and (ii) U.S. $2,000,000 of its 6.750% Bonds due to September 2047. The debt securities are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

p.	On October 3, 2016, Petróleos Mexicanos consummated a tender and exchange offer pursuant to which it (i) purchased U.S. $687,725 aggregate principal amount of its outstanding 8.000% Notes due 2019 and U.S. $657,050 aggregate principal amount of its outstanding 5.750% Notes due 2018 and (ii) exchanged (a) U.S. $73,288 aggregate principal amount of its outstanding 5.750% Notes due 2018 for U.S. $69,302 aggregate principal amount of its 4.625% Notes due 2023 and U.S. $8,059 aggregate principal amount of its 6.750% Bonds due 2047 and (b) U.S. $1,591,961 aggregate principal amount of its outstanding 5.500% Bonds due 2044 for U.S. $1,491,941 aggregate principal amount of its 6.750% Bonds due 2047. The 4.625% Notes due 2023 and 6.750% Bonds due 2047 are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services and represent reopenings of the 4.625% Notes due 2023 and 6.750% Bonds due 2047, respectively, originally issued on September 21, 2016

q.	On December 6, 2016, Petróleos Mexicanos increased its Medium-Term Notes Program, Series C, from U.S. $ 62,000,000 to U.S. $72,000,000.

r.	On December 13, 2016, Petróleos Mexicanos issued U.S. $5,500,000 of its debt securities under its Medium-Term Notes Program, Series C in three tranches: (1) U.S. $3,000,000 at fixed rate of 6.50% due March 2027, (2) U.S. $1,500,000 a fixed rate of 5.375% due March 2022, and (3) U.S. $1,000,000 at a floating rate linked to LIBOR, due March 2022. As of December 31, 2016, all debt securities issued under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

s.	On December 14, 2016, Petróleos Mexicanos entered into a term loan credit facility in the amount of U.S. $300,000 at floating rate linked to LIBOR, matures on December 2019.

Between January 1 and December 31, 2016, PMI HBV obtained and paid U.S. $11,369,800 in revolving credit lines. As of December 31, 2016 there was no outstanding amount.

As of December 31, 2016, Petróleos Mexicanos had U.S. $4,750,000 and Ps. 23,500,000 in available credit lines in order to ensure liquidity. The available amounts are U.S. $4,630,000 and Ps. 3,500,000, respectively.

Various financial transactions (including credit facilities and bond issuances) require compliance with various covenants that, among other things, place restrictions on the following types of transactions by PEMEX, subject to certain exceptions:

•	The sale of substantial assets essential for the continued operations of its business.

•	The incurrence of liens against its assets.

•	Transfers, sales or assignments of rights to payment not yet earned under contracts for the sale of crude oil or natural gas, accounts receivable or other negotiable instruments.

As of December 31, 2017 and as of the date of the issuance of these consolidated financial statements, PEMEX was in compliance with the covenants described above.

As of December 31, 2017, long-term debt was as follows:

			Pesos	Foreign currency
	Rate of interest(1)	Maturity	(thousands)	(thousands)
U.S. dollars
Bonds	Fixed from 1.7% to 9.5% and LIBOR plus 0.35% to 3.65%	Various to 2047	Ps. 1,138,845,231	US$	57,556,097
Purchasing loans	LIBOR plus 0.85%	Various to 2018	25,722,710		1,300,000
Project financing	Fixed from 2.35% to 3.81% and LIBOR plus 0.24% to 1.75%	Various to 2025	64,974,389		3,283,741
Direct loans	Fixed from 5.25% to 5.44% and LIBOR plus 1.65%	Various to 2020	43,141,231		2,180,315
Syndicated loans	LIBOR plus 0.85%	Various to 2020	39,347,774		1,988,597
Bank loans	Fixed from 3.5% to 5.28%	Various to 2023	3,451,629		174,442
Financial leases	Fixed from 0.38% to 1.99%	Various to 2025	7,621,062		385,161
Lease-back (See Financing activities for 2016 l) and m))(4)	Fixed from 0.45% to 0.7%	Various to 2036	32,677,268		1,651,476

Total financing in U.S. dollars			1,355,781,294	US$	68,519,829

Euros
Bonds	Fixed from 1.875% to 5.5%	Various to 2030	287,386,195		€12,097,975
Project financing	Fixed from 2.1% to 5.11%	Various to 2023	11,879,379		500,081

Total financing in Euros			299,265,574		€12,598,056

Japanese yen:
Bonds	Fixed from 0.54% to 3.5% and LIBOR yen plus 0.75%	Various to 2026	30,541,407		¥173,827,018

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 1.35%, and fixed at 7.19% to 9.1%	Various to 2026	Ps. 149,564,918
Direct loans	Fixed at 6.55% and TIIE plus 0.85% to 1.25%	Various to 2025	28,597,423
Syndicated loans	TIIE plus 0.95	Various to 2025	33,646,107

Total financing in pesos			Ps. 211,808,448
Unidades de Inversión Certificados bursátiles
Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035	57,197,211

Other currencies:
Bonds	Fixed from 1.5% to 8.25%	Various to 2025	47,148,936

Total principal in pesos(2)			2,001,742,870
Plus: accrued interest			32,078,624
Notes payable to contractors(3)			4,053,577

Total principal and interest			2,037,875,071
Less: short-term maturities			122,957,558
Current portion of notes payable to contractors(3)			2,173,285
Accrued interest			32,078,624

Total short-term debt and current portion of long-term debt			157,209,467

Long-term debt (Note 16(c))			Ps. 1,880,665,604

As of December 31, 2016, long-term debt was as follows:

	Rate of interest(1)	Maturity	Pesos (thousands)		Foreign currency (thousands)
U.S. dollars
Bonds	Fixed from 3.125% to 9.5% and LIBOR plus 0.35% to 2.02%	Various to 2046		Ps. 1,131,389,914	U.S. $	54,751,738
Purchasing loans	LIBOR plus 0.8% to 0.85%	Various to 2016		2,479,680		120,000
Project financing	Fixed from 2.35% to 5.45% and LIBOR plus 0.01% to 1.71%	Various to 2021		84,711,684		4,099,481
Direct loans	Fixed at 5.44% and LIBOR plus 1.0%	Various to 2018		33,100,587		1,601,848
Syndicated loans	LIBOR plus 0.85%	Various to 2020		41,056,571		1,986,865
Bank loans	Fixed from 3.5% to 5.28%	Various to 2023		4,339,826		210,019
Financial leases	Fixed from 0.38% to 1.99%	Various to 2025		9,559,060		462,595
Lease-back (See Financing activities for 2016 l) and m))(4)	Fixed from 0.45% to 0.7%	Various to 2036		35,513,114		1,718,598

Total financing in U.S. dollars				1,342,150,436	U.S. $	64,951,144

Euros
Bonds	Fixed from 3.125% to 6.375%	Various to 2030		196,317,016		€9,058,388
Project financing	Fixed at 2%	Various to 2016		10,836,200		500,000

Total financing in Euros				207,153,216		€9,558,388

Japanese yen:
Bonds	Fixed at 3.5% and LIBOR yen plus 0.75%	Various to 2023		30,800,746		¥173,809,300
Project financing	Fixed at 1.56% and Prime Rate yen plus 2.56%	Various to 2017		517,286		2,919,056

Total financing in yen				31,318,032		¥176,728,356

Pesos
Certificados bursátiles	Mexican Government Treasury Certificates (“Cetes”) , TIIE(1) less 0.06% to 0.35%, and fixed at 7.19% to 9.15%	Various to 2026	Ps.	173,151,985
Direct loans	Fixed at 6.55% and TIIE plus 0.55% to 1.25%	Various to 2025		45,563,848
Syndicated loans	TIIE plus 0.95	Various to 2025		38,538,961
Revolved loans	TIIE plus 0.55	To 2016		20,000,000

Total financing in pesos			Ps.	277,254,794
Unidades de Inversión Certificados bursátiles

Certificados bursátiles	Zero rate and Fixed at 3.02% to 5.23%	Various to 2035		53,703,421

Other currencies:
Bonds	Fixed from 2.5% to 8.25%	Various to 2022		36,786,665

Total principal in pesos(2)				1,948,366,564
Plus: accrued interest				27,815,467
Notes payable to contractors(3)				6,988,699

Total principal and interest				1,983,170,730
Less: short-term maturities				144,169,619
Current portion of notes payable to contractors(3)				4,181,102
Accrued interest				27,815,467

Total short-term debt and current portion of long-term debt				176,166,188

Long-term debt (Note 16(c))			Ps.	1,807,004,542

(1)	As of December 31, 2017 and 2016, interest rates were as follows: 3 month LIBOR of 1.69428% and 0.99789%, respectively; 6 month LIBOR of 1.83707% and 1.31767%, respectively; TIIE rate of 7.6241% and 6.1066%, respectively, for 28 days; TIIE rate of 7.6556% and 6.1875%, respectively, for 91 days; Cetes rate of 7.22% and 5.69%, respectively, for 28 days; Cetes rate of 7.36% and 5.96%, respectively, for 91 days; Cetes rate of 7.53% and 6.09%, respectively, for 182 days.
(2)	Includes financing from foreign banks of Ps. 1,701,363,406 and Ps. 1,600,968,832, as of December 31, 2017 and 2016, respectively.
(3)	The total amounts of notes payable to contractors as of December 31, 2017 and 2016, current and long-term, are as follows:

	2017	2016
Total notes payable to contractors(a)(b)	Ps.4,053,577	Ps.6,988,699
Less: current portion of notes payable to contractors	2,173,285	4,181,102

Notes payable to contractors (long-term)	Ps.1,880,292	Ps.2,807,597

(a)	PEMEX has entered into FPWCs pursuant to which the hydrocarbons and construction in progress are property of Pemex Exploration and Production. Pursuant to the FPWC, the contractors manage the work in progress, classified as development, infrastructure and maintenance. As of December 31, 2017 and 2016, PEMEX had an outstanding amount payable of Ps. 1,678,843 and Ps. 3,986,565, respectively.
(b)	During 2007, Pemex-Exploration and Production contracted for the purchase of a Floating Production Storage and Offloading (“FPSO”) vessel. The investment in the vessel totaled U.S. $723,575. As of December 31, 2017 and 2016, the outstanding balances owed to the contractor were Ps. 2,374,734 (U.S. $120,017) and Ps. 3,002,134 (U.S. $145,283), respectively. In accordance with the contract, the estimated future payments are as follows:

Year	Amount
2018	U.S.$	25,267
2019		25,267
2020		25,267
2021		25,267
2022		18,949

Total	U.S $	120,017

(4)	PEMEX obtained financing through the sale and leaseback of certain infrastructure assets and a plant, which will require periodic payments through 2036.

This transaction was recognized as a financing activity due to the fact that PEMEX retained all of the risks and benefits associated with ownership of the asset and substantially all of the operating rights to the assets.

The outstanding liability for this transaction is payable as follows:

Years	Pesos	U.S. dollars
2018	Ps. 3,957,317	U.S. $	199,999
2019	3,886,037		196,396
2020	3,886,037		196,396
2021	3,886,037		196,396
2022	3,886,037		196,396
2023 and thereafter	39,450,325		1,993,781

	58,951,790		2,979,364
Less: short-term unaccrued interest	2,399,475		121,267
Less: long-term unaccrued interest	23,875,047		1,206,621

Total financing	32,677,268		1,651,476
Less: short-term portion of financing (excluding interest)	1,557,842		78,732

Total long term financing	Ps. 31,119,426	U.S.$	1,572,744

(5)	As of December 31, 2017 and 2016, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2017	2016
U.S. dollar	Ps. 19.7867	Ps. 20.6640
Japanese yen	0.1757	0.1772
Pounds sterling	26.7724	25.3051
Euro	23.7549	21.6724
Swiss francs	20.2992	20.1974
Canadian dollar	15.7858	15.2896
Australian dollar	15.4752	14.8842

	2018	2019	2020	2021	2022	2023 and thereafter	Total
Maturity of the total principal outstanding and accrued interest as of December 31, 2017, for each of the years ending December 31.	Ps.157,209,467	Ps.159,403,397	Ps,209,915,748	Ps.185,307,669	Ps.158,761,145	Ps.1,167,277,645	Ps.2,037,875,071

The following table presents the roll-forward of total debt of PEMEX for each of the year ended December 31, 2017 and 2016, which includes short and long-term debt:

	2017(i)	2016(i)
Changes in total debt:
At the beginning of the year	Ps.1,983,170,730	Ps.1,493,381,835
Cash flows:
Loans obtained—financing institutions	704,715,468	829,579,084
Loans obtained—financing lease	—	21,924,053
Debt payments	(642,059,819)	(614,987,329)
Interest paid	(108,910,417)	(88,757,428)
Non-cash flows:
Foreign exchange	(16,685,439)	243,182,764
Accrued interest	117,644,548	98,847,751

At the end of the year	Ps.2,037,875,071	Ps.1,983,170,730